SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENT PLANS
SHARE-BASED PAYMENT PLANS

29)  SHARE-BASED PAYMENT PLANS

Telefónica, as the Company’s parent company, has different share-based payment plans based on the share quotes, which were also offered to management and employees of its subsidiaries, including Telefônica Brasil.

The fair value of these options is estimated on the grant date, based on a binomial pricing model reflecting terms and conditions of instruments granted.

The Company reimburse Telefónica for the amount of the fair value of the benefits granted to management and employees on the grant date.

The main plans in effect at December 31, 2017 and 2016 are detailed below:

a)  Performance & Investment Plan (“PIP”)

Telefónica’s General Shareholders’ Meeting held on May 18, 2011 approved a long-term program for using Telefónica stock options to reward senior management’s global commitment, outstanding performance and high potential by awarding Telefónica S.A. shares.

Participants are not required to pay for their initial stock options and may increase the number of shares to be received at the end of the plan if they decide to make a joint investment in their PIP, which requires a participant to buy the equivalent of 25% of the initial shares awarded by Telefónica and hold them until the end of the cycle, when Telefónica will add another 25% in addition to the initial amount of shares in their co-investment.

Initially, the plan is expected to remain effective for 3 years. The cycles are independent of each other. The number of shares is reported at the beginning of each cycle and will be transferred to participants 3 years after the grant date assuming these professionals have met their targets.

The granting of shares is conditional on: (i) maintenance of an active employment relationship within the Telefónica Group on the cycle consolidation date; and (ii) achievement, by Telefónica, of results representing fulfillment of the objectives established for the plan.

The level of success is based on a comparison of the growth in shareholder earnings, considering stock quotations and dividends (Total Shareholder Return - TSR) with the growth in TSR for companies of the Group in an established basis of comparison.

In 2014, the Company approved the extension of this program for another 3 cycles of 3 years each, beginning October 1, 2014 until September 30, 2017. The number of shares is stated at the beginning of the cycle and three years after grant date, and shares are transferred to participants as long as TSR targets are met.

The 2013‑2016 cycle takes place in June 2016 and the TSR was not achieved, therefore Telefónica shares were not awarded to the Company's executives.

The 2014-2017 cycle takes place in September 2017 and the TSR was not achieved, therefore Telefónica shares were not awarded to the Company’s executives.

The 2015-2018 (October 1, 2015 the September 30, 2018): with 84 active Company executives (including 2 executives appointed under the Articles of Incorporation of the Company), hold the right to potentially receive 471,654 Telefónica shares (includes initial amounts and co-investment).

At December 31, 2017, the value of Telefónica’ share price was Eur 8.1950.

b)  Talent for the Future Share Plan (“TFSP”)

Telefónica’s 2014 General Shareholders’ Meeting approved a long-term program to reward the global commitment, outstanding performance and high potential of its executives by awarding Telefónica shares.

Participants are not required to pay for their initial options. Initially, the plan is expected to remain effective for 3 years. The cycle began on October 1, 2014 until September 30, 2017. The number of shares is reported at the beginning of the cycle and shares will be transferred to participants 3 years after grant date if their targets have been met.

The granting of shares is conditional upon: (i) maintenance of an active employment relationship within the Telefónica Group on the cycle consolidation date; and (ii) achievement, by Telefónica, of results representing fulfillment of the objectives established for the plan. The level of success is based on a comparison of growth in Telefónica shareholder earnings, including their quotations and dividends (Total Shareholder Return - TSR) compared with the growth in TSR for Companies of the Group in an established basis of comparison.

The 2014-2017 cycle takes place in September 2017 and the TSR was not achieved, therefore Telefónica shares were not awarded to the Company’s executives.

The 2015-2018 cycle (October 1, 2015 to September 30, 2018): with the right to potentially receive 83,500 Telefónica shares (includes initial amounts).

At December 31, 2017, the value of Telefónica’ share price was Eur 8.1950.

c)  Global Employee Share Plan (“GESP”)

At the Telefónica General Shareholders’ Meeting held on May 30, 2014, a share purchase plan under tax incentive was approved, intended for employees of Telefónica Group at the international level, including the employees of the Company. This plan offers the possibility of acquiring Telefónica shares with the commitment of the later to deliver free of charge to participants a given number of its shares, whenever certain requirements are met.

Initially, the plan was expected to remain effective for 2 years. Employees enrolled in the plan were able to acquire Telefónica shares by making monthly contributions of 25 to 150 euros (or the equivalent in local currency) totaling at most 1,800 euros over 12 months (acquisition period).

The delivery of shares occurred after the vesting period of the plan, as of July 31, 2017, and was conditional on: (i) the permanence in the Company during the 2‑year program period (vesting period), subject to certain special conditions related to terminations; and (ii) the exact number of shares to be granted at the end of the vesting period depends on the number of shares acquired and held by employees. Thus, employees enrolled with the plan, who remained in the Telefónica Group and who have held the shares acquired for an additional period of over 12 months after the end of the purchase period, will be entitled to receive one free share for each share they have acquired and held until the end of the vesting period.

The cycle was finalized on July 31, 2017, with the delivery of the net shares of withholding income tax.

The expenses of the Company with the share-based compensation plans described above, where applicable, are recorded as personnel expenses, divided into the groups Cost of Services, Selling expenses and General and Administrative Expenses (Note 24), corresponding to R$7,013 and  R$21,952 for the years ended December 31, 2017 and 2016.